Contract assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Contract assets
Contract assets	€ 35,978	€ 47,751	[1]	€ 35,154
Biotest AG
Contract assets
Performance obligation, Maximum fulfillment period	12 months
Gross
Contract assets
Contract assets	€ 36,074	47,839
Accumulated impairment
Contract assets
Contract assets	€ (96)	€ (88)
Minimum | Biotest AG
Contract assets
Receivables due date, Number of days	90 days
Maximum | Biotest AG
Contract assets
Receivables due date, Number of days	120 days

[1]	Restated figures (Note 2.d)